Significant Accounting Policies - Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Loss from discontinued operations			$ (12)
Income tax benefit			3
Loss from discontinued operations, net of tax	$ 0	$ 0	$ (9)